As filed with the Securities and Exchange Commission on August 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Banks - 9.2%
1,350,000	Bank of America Corp.	$32,751,000
575,000	Citigroup, Inc.	38,456,000
		71,207,000
	Building Products - 2.8%
495,000	Johnson Controls International plc (a)	21,463,200

	Construction & Engineering - 3.8%
915,000	AECOM Technology Corp. (b)	29,581,950

	Consumer Finance - 3.1%
1,157,000	Ally Financial, Inc.	24,181,300

	Electronic Equipment, Instruments & Components - 4.1%
400,000	TE Connectivity Ltd. (a)	31,472,000

	Energy Equipment & Services - 5.3%
500,000	Baker Hughes, Inc.	27,255,000
3,500,000	Weatherford International plc (a) (b)	13,545,000
		40,800,000
	Health Care Equipment & Supplies - 5.3%
320,000	Zimmer Biomet Holdings, Inc.	41,088,000

	Health Care Providers & Services - 3.0%
247,000	AmerisourceBergen Corp.	23,348,910

	Insurance - 13.6%
525,000	American International Group, Inc.	32,823,000
530,000	Lincoln National Corp.	35,817,400
665,000	MetLife, Inc.	36,535,100
		105,175,500
	IT Services - 2.3%
115,000	International Business Machines Corp.	17,690,450

	Leisure Products - 2.6%
920,000	Mattel, Inc.	19,807,600

	Metals & Mining - 6.2%
1,380,000	Freeport-McMoRan Inc. (b)	16,573,800
430,000	Reliance Steel & Aluminum Co.	31,308,300
		47,882,100
	Oil, Gas & Consumable Fuels - 6.1%
730,000	Antero Resources Corp. (b)	15,775,300
240,000	Chevron Corp.	25,039,200
195,000	Devon Energy Corp.	6,234,150
		47,048,650
	Personal Products - 1.3%
2,642,519	Avon Products, Inc. (b)	10,041,572

	Pharmaceuticals - 7.6%
820,000	Abbott Laboratories	39,860,200
230,000	Eli Lilly & Co.	18,929,000
		58,789,200

	Professional Services - 1.3%
95,000	Dun & Bradstreet Corp.	10,274,250

	Software - 1.3%
150,000	Microsoft Corp.	10,339,500

	Specialty Retail - 4.3%
525,000	Signet Jewelers Ltd. (a)	33,201,000

	Technology Hardware, Storage & Peripherals - 3.9%
1,800,000	Hewlett Packard Enterprise Co.	29,862,000

	Textiles, Apparel & Luxury Goods - 5.0%
590,000	Coach, Inc.	27,930,600
145,000	Ralph Lauren Corp.	10,701,000
		38,631,600
	Trading Companies & Distributors - 4.2%
377,500	MSC Industrial Direct Inc. - Class A	32,449,900
	TOTAL COMMON STOCKS (Cost $615,666,952)	744,335,682

	SHORT-TERM INVESTMENTS - 3.9%
	Money Market Fund
16,408,432	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.88% (c)	16,408,432

Principal
Amount
	U.S. Treasury Bills
$2,500,000	0.693%, 7/20/17 (d)	2,499,085
2,700,000	0.860%, 8/17/17 (d)	2,696,968
2,700,000	0.983%, 9/28/17 (d)	2,693,442
2,700,000	1.005%, 10/19/17 (d)	2,691,706
2,700,000	1.056%, 12/21/17 (d)	2,686,297
		13,267,498
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,676,991)	29,675,930

	Total Investments in Securities (Cost $645,353,943) - 100.2%	774,011,612
	Liabilities in Excess of Other Assets - (0.2)%	(1,310,542)
	NET ASSETS - 100.0%	$772,701,070

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2017.
(d)	Rate shown is the discount rate at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.8%
	Banks - 5.6%
15,800	Bank of America Corp.	$383,308
13,300	Citigroup, Inc.	889,504
2,000	SVB Financial Group (b)	351,580
		1,624,392
	Beverages - 0.8%
1,900	PepsiCo, Inc.	219,431

	Building Products - 1.8%
11,900	Johnson Controls International plc (a)	515,984

	Communications Equipment - 2.1%
19,800	Cisco Systems, Inc.	619,740

	Construction & Engineering - 1.3%
11,900	AECOM Technology Corp. (b)	384,727

	Consumer Finance - 2.1%
29,000	Ally Financial, Inc.	606,100

	Electronic Equipment, Instruments & Components - 1.6%
5,900	TE Connectivity Ltd. (a)	464,212

	Energy Equipment & Services - 3.3%
12,400	Baker Hughes, Inc.	675,924
6,200	Halliburton Co.	264,802
		940,726
	Health Care Equipment & Supplies - 3.1%
7,000	Zimmer Biomet Holdings, Inc.	898,800

	Health Care Providers & Services - 2.9%
8,900	AmerisourceBergen Corp.	841,317

	Hotels, Restaurants & Leisure - 1.6%
7,400	Las Vegas Sands Corp.	472,786

	Insurance - 8.6%
12,400	American International Group, Inc.	775,248
13,500	Lincoln National Corp.	912,330
14,600	MetLife, Inc.	802,124
		2,489,702
	IT Services - 3.0%
2,937	DXC Technology Co.	225,327
4,200	International Business Machines Corp.	646,086
		871,413

	Leisure Products - 1.4%
18,700	Mattel, Inc.	402,611

	Metals & Mining - 3.3%
31,000	Freeport-McMoRan Inc. (b)	372,310
8,000	Reliance Steel & Aluminum Co.	582,480
		954,790
	Oil, Gas & Consumable Fuels - 3.7%
9,400	Antero Resources Corp. (b)	203,134
4,850	Chevron Corp.	506,000
11,200	Devon Energy Corp.	358,064
		1,067,198
	Pharmaceuticals - 5.4%
18,200	Abbott Laboratories	884,702
5,300	Eli Lilly & Co.	436,190
3,600	Merck & Co., Inc.	230,724
		1,551,616
	Professional Services - 0.9%
2,300	Dun & Bradstreet Corp.	248,745

	Software - 1.3%
5,500	Microsoft Corp.	379,115

	Specialty Retail - 2.8%
12,650	Signet Jewelers Ltd. (a)	799,986

	Technology Hardware, Storage & Peripherals - 2.5%
43,700	Hewlett Packard Enterprise Co.	724,983

	Textiles, Apparel & Luxury Goods - 3.3%
17,500	Coach, Inc.	828,450
1,800	Ralph Lauren Corp.	132,840
		961,290
	Trading Companies & Distributors - 2.4%
8,200	MSC Industrial Direct Inc. - Class A	704,872
	TOTAL COMMON STOCKS (Cost $16,061,875)	18,744,536

	MLP INVESTMENTS AND RELATED COMPANIES - 0.9%
	Oil, Gas & Consumable Fuels - 0.9%
10,400	Plains GP Holdings LP	272,064
	TOTAL MLP INVESTMENTS AND RELATED COMPANIES (Cost $320,970)	272,064
Principal
Amount
	CORPORATE BONDS - 12.4%
	Depository Credit Intermediation - 4.1%
	Bank of America Corp.
$450,000	2.60%, 1/15/19	454,407
	JPMorgan Chase Bank NA
725,000	6.00%, 10/1/17	732,457
		1,186,864
	Health Care Equipment & Supplies - 2.7%
	Becton Dickinson and Co.
750,000	3.25%, 11/12/20	768,525

	Oil, Gas & Consumable Fuels - 4.5%
	Devon Energy Corp.
525,000	4.00%, 7/15/21	541,523
	Marathon Oil Corp.
750,000	5.90%, 3/15/18	769,342
		1,310,865
	Technology Hardware, Storage & Peripherals - 1.1%
	EMC Corp.
320,000	1.875%, 6/1/18	318,276
	TOTAL CORPORATE BONDS (Cost $3,552,564)	3,584,530

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.4%
	U.S. Government Agencies
	FHLMC
500,000	1.15%, 9/30/21 (c)	494,451
	U.S. Treasury Bonds
	U.S. Treasury Bond TIPS
631,723	0.125%, 4/15/20	632,877
607,588	0.125%, 7/15/24	597,170
		1,230,047
	U.S. Treasury Notes
	U.S. Treasury Floating Rate Notes
600,000	1.177%, 7/31/18 (e)	601,144
700,000	1.143%, 1/31/19 (e)	701,055
	U.S. Treasury Note TIPS
561,787	0.125%, 1/15/22	561,243
		1,863,442
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,612,359)	3,587,940

	SHORT-TERM INVESTMENTS - 9.1%
	Money Market Fund
1,142,510	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.88% (f)	1,142,510
	U.S. Treasury Bills
300,000	0.693%, 7/20/17 (d)	299,890
300,000	0.860%, 8/17/17 (d)	299,663
300,000	0.983%, 9/28/17 (d)	299,271
300,000	1.005%, 10/19/17 (d)	299,078
300,000	1.056%, 12/21/17 (d)	298,478
		1,496,380
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,639,010)	2,638,890

	Total Investments in Securities (Cost $26,186,778) - 99.6%	28,827,960
	Other Assets in Excess of Liabilities - 0.4%	121,923
	NET ASSETS - 100.0%	$28,949,883

FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2017.
(d)	Rate shown is the discount rate at June 30, 2017.
(e)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2017.
(f)	Rate shown is the 7-day annualized yield at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 89.3%
	Banks - 2.6%
867	SVB Financial Group (b)	$152,410

	Communications Equipment - 4.3%
2,950	Motorola Solutions, Inc.	255,883

	Construction & Engineering - 3.5%
6,380	AECOM Technology Corp. (b)	206,265

	Consumer Finance - 3.8%
10,800	Ally Financial, Inc.	225,720

	Diversified Consumer Services - 3.3%
2,103	Strayer Education, Inc.	196,042

	Diversified Financial Services - 1.0%
1,550	Voya Financial, Inc.	57,179

	Electronic Equipment, Instruments & Components - 3.8%
5,800	Keysight Technologies, Inc. (b)	225,794

	Energy Equipment & Services - 5.2%
1,910	Baker Hughes, Inc.	104,114
53,300	Weatherford International plc (a) (b)	206,271
		310,385
	Health Care Equipment & Supplies - 5.0%
2,327	Zimmer Biomet Holdings, Inc.	298,787

	Health Care Providers & Services - 8.2%
630	Aetna Inc.	95,653
3,132	AmerisourceBergen Corp.	296,068
410	Humana, Inc.	98,654
		490,375
	Insurance - 5.3%
2,765	Lincoln National Corp.	186,859
3,000	Progressive Corp.	132,270
		319,129
	Leisure Products - 3.1%
8,500	Mattel, Inc.	183,005

	Machinery - 6.5%
8,929	NN, Inc.	245,101
3,950	SPX FLOW, Inc. (b)	145,676
		390,777
	Metals & Mining - 4.8%
4,654	Freeport-McMoRan Inc. (b)	55,895
3,179	Reliance Steel & Aluminum Co.	231,463
		287,358

	Oil, Gas & Consumable Fuels - 8.1%
8,600	Antero Resources Corp. (b)	185,846
3,499	Devon Energy Corp.	111,863
3,150	EQT Corp.	184,559
		482,268
	Personal Products - 0.7%
10,970	Avon Products, Inc. (b)	41,686

	Pharmaceuticals - 5.7%
1,981	Abbott Laboratories	96,296
3,250	Perrigo Co. plc (a)	245,440
		341,736
	Professional Services - 2.3%
1,294	Dun & Bradstreet Corp.	139,946

	Specialty Retail - 5.8%
10,350	Party City Holdco, Inc. (b)	161,978
2,885	Signet Jewelers Ltd. (a)	182,447
		344,425
	Technology Hardware, Storage & Peripherals - 1.8%
6,400	Hewlett Packard Enterprise Co.	106,176

	Textiles, Apparel & Luxury Goods - 3.7%
2,200	Coach, Inc.	104,148
1,575	Ralph Lauren Corp.	116,235
		220,383
	Trading Companies & Distributors - 0.8%
550	MSC Industrial Direct Inc. - Class A	47,278
	TOTAL COMMON STOCKS (Cost $4,919,187)	5,323,007

	MLP INVESTMENTS AND RELATED COMPANIES - 2.8%
	Oil, Gas & Consumable Fuels - 2.8%
6,400	Plains GP Holdings LP	167,424
	TOTAL MLP INVESTMENTS AND RELATED COMPANIES (Cost $196,638)	167,424

	MONEY MARKET FUNDS - 8.4%
503,136	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.88% (c)	503,136
	TOTAL MONEY MARKET FUNDS (Cost $503,136)	503,136

	Total Investments in Securities (Cost $5,618,961) - 100.5%	5,993,567
	Liabilities in Excess of Other Assets - (0.5)%	(32,629)
	NET ASSETS - 100.0%	$5,960,938

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2017:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,640,200	$-	$-	$91,640,200
Consumer Staples	10,041,572	-	-	10,041,572
Energy	87,848,650	-	-	87,848,650
Financials	200,563,800	-	-	200,563,800
Healthcare	123,226,110	-	-	123,226,110
Industrials	93,769,300	-	-	93,769,300
Information Technology	89,363,950	-	-	89,363,950
Materials	47,882,100	-	-	47,882,100
Total Common Stocks	744,335,682	-	-	744,335,682
Short-Term Investments	16,408,432	13,267,498	-	29,675,930
Total Investments in Securities	$760,744,114	$13,267,498	$-	$774,011,612

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,636,673	$-	$-	$2,636,673
Consumer Staples	219,431	-	-	219,431
Energy	2,007,924	-	-	2,007,924
Financials	4,720,194	-	-	4,720,194
Health Care	3,291,733	-	-	3,291,733
Industrials	1,854,328	-	-	1,854,328
Information Technology	3,059,463	-	-	3,059,463
Materials	954,790	-	-	954,790
Total Common Stocks	18,744,536	-	-	18,744,536
MLP Investments	272,064	-	-	272,064
Fixed Income
Corporate Bonds	-	3,584,530	-	3,584,530
U.S. Government Agencies and Instrumentalities	-	3,587,940	-	3,587,940
Total Fixed Income	-	7,172,470	-	7,172,470
Short-Term Investments	1,142,510	1,496,380	-	2,638,890
Total Investments in Securities	$20,159,110	$8,668,850	$-	$28,827,960

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$943,855	$-	$-	$943,855
Consumer Staples	41,686	-	-	41,686
Energy	792,653	-	-	792,653
Financials	754,438	-	-	754,438
Health Care	1,130,898	-	-	1,130,898
Industrials	784,267	-	-	784,267
Information Technology	587,853	-	-	587,853
Materials	287,357	-	-	287,357
Total Common Stocks	5,323,007	-	-	5,323,007
MLP Investments	167,424	-	-	167,424
Short-Term Investments	503,136	-	-	503,136
Total Investments in Securities	$5,993,567	$-	$-	$5,993,567

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at June 30, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$645,343,943

Gross unrealized appreciation	$155,759,813
Gross unrealized depreciation	(27,092,144)
Net unrealized appreciation	$128,667,669

Poplar Forest Cornerstone Fund

Cost of investments	$26,186,778

Gross unrealized appreciation	$3,168,487
Gross unrealized depreciation	(527,305)
Net unrealized appreciation	$2,641,182

Poplar Forest Outliers Fund

Cost of investments	$5,618,961

Gross unrealized appreciation	$705,668
Gross unrealized depreciation	(331,062)
Net unrealized appreciation	$374,606

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date  8/24/17

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  8/24/17

* Print the name and title of each signing officer under his or her signature.